RIGHT-OF-USE ASSETS - Committed to minimum lease payments (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Committed to minimum lease payments
Total undiscounted lease liabilities	$ 190,835	$ 53,201
Less than one year
Committed to minimum lease payments
Total undiscounted lease liabilities	62,517	$ 53,201
One to five years
Committed to minimum lease payments
Total undiscounted lease liabilities	22,130
More than five years
Committed to minimum lease payments
Total undiscounted lease liabilities	$ 106,187